As filed with the Securities and Exchange Commission on May 24, 2012

1933 Act File No. 333-

1940 Act File No. 811-22673

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐	Pre-Effective Amendment No.
☐	Post-Effective Amendment No.

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒	Amendment No. 5

PIMCO Dynamic Income Fund

(Exact Name of Registrant as Specified in Charter)

1633 Broadway

New York, New York 10019

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

(212) 739-3222

(Registrant’s Telephone Number, including Area Code)

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors Fund Management LLC

1633 Broadway

New York, New York 10019

(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

Copies of Communications to:

David C. Sullivan, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199	Joseph A. Hall, Esq. Davis Polk & Wardwell LLP 450 Lexington Avenue New York, New York 10017

Approximate Date of Proposed Public Offering:

Upon the effectiveness of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box ☐.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.

☒	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-179887.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)(2)	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares, par value $.00001	6,672,270 Shares	$25.00	$166,806,750	$19,117

(1)	Estimated solely for purposes of calculating the registration fee.
(2)	Includes common shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-179887), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents refiled herewith), declared effective on May 24, 2012, are incorporated herein by reference.

PART C—OTHER INFORMATION

Item 25:	Financial Statements and Exhibits

1.	Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File No. 333-179887) as filed on April 26, 2012, and are incorporated by reference.

2.	Exhibits:

a.	Amended and Restated Agreement and Declaration of Trust dated May 7, 2012.*

b.	Amended and Restated Bylaws of Registrant dated May 7, 2012.*

c.	None.

d.1	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Agreement and Declaration of Trust.*

d.2	Article 10 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws of Registrant.*

d.3	Form of Share Certificate of the Common Shares.*

e.	Terms and Conditions of Dividend Reinvestment Plan.*

f.	None.

g.1	Form of Investment Management Agreement between Registrant and Allianz Global Investors Fund Management LLC.*

g.2	Form of Portfolio Management Agreement between Allianz Global Investors Fund Management LLC and Pacific Investment Management Company LLC.*

h.1	Form of Underwriting Agreement.*

h.2	Form of Master Selected Dealer Agreement.*

h.3	Form of Master Agreement Among Underwriters.*

h.4	Form of Structuring Fee Agreement for Morgan Stanley & Co. LLC.*

h.5	Form of Syndication Fee Agreement for Morgan Stanley & Co. LLC.*

h.6	Form of Structuring Fee Agreement for Citigroup Global Markets Inc.*

h.7	Form of Structuring Fee Agreement for UBS Securities LLC.*

h.8	Form of Structuring Fee Agreement for Wells Fargo Securities, LLC.*

h.9	Form of Structuring Fee Agreement for Merrill Lynch, Pierce, Fenner & Smith Incorporated.*

h.10	Form of Structuring Fee Agreement with Barclays Capital Inc.*

i	None.

j.1	Form of Custodian Agreement between Registrant and State Street Bank and Trust Company.*

k.1	Form of Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc.*

k.2	Form of Organizational and Offering Expenses Reimbursement Agreement between Registrant and Pacific Investment Management Company LLC.*

k.3	Form of Support Services Agreement between Registrant and Allianz Global Investors Distributors LLC.**

k.4	Form of Support Services Agreement between Registrant and PIMCO Investments LLC.***

l.	Opinion and consent of Ropes & Gray LLP—filed herewith.

m.	None.

n.	Consent of Registrant’s independent registered public accounting firm—filed herewith.

o.	None.

p.	Subscription Agreement.*

q.	None.

r.1	Amended and Restated Code of Ethics of Registrant.*

r.2	Code of Ethics of Allianz Global Investors Fund Management LLC.*

r.3	Code of Ethics of Pacific Investment Management Company LLC.*

r.4	Code of Ethics Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 for Principal Executive and Senior Financial Officers.*

s.	Powers of Attorney for Deborah A. DeCotis, Bradford K. Gallagher, James A. Jacobson, Hans W. Kertess, John C. Maney, William B. Ogden, IV and Alan Rappaport.*

*	Filed as an exhibit to Pre-Effective Amendment no. 3 to the Fund’s Initial Registration Statement on Form N-2, Registration Nos. 333-179887 and 811-22673 (filed May 11, 2012).
**	Previously filed as exhibit j.2 to Pre-Effective Amendment no. 3 to the Fund’s Initial Registration Statement on Form N-2, Registration Nos. 333-179887 and 811-22673 (filed May 11, 2012).
***	Previously filed as exhibit j.3 to Pre-Effective Amendment no. 3 to the Fund’s Initial Registration Statement on Form N-2, Registration Nos. 333-179887 and 811-22673 (filed May 11, 2012).

Item 26:	Marketing Arrangements

See the Form of Underwriting Agreement, the Form of Master Selected Dealer Agreement, the Form of Master Agreement Among Underwriters, the Form of Structuring Fee Agreement for Morgan Stanley & Co. LLC, the Form of Syndication Fee Agreement for Morgan Stanley & Co. LLC, the Form of Structuring Fee Agreement for Citigroup Global Markets Inc., the Form of Structuring Fee Agreement for UBS Securities LLC, the Form of Structuring Fee Agreement for Wells Fargo Securities, LLC, the Form of Structuring Fee Agreement for Merrill Lynch, Pierce, Fenner & Smith Incorporated and the Form of Structuring Fee Agreement for Barclays Capital Inc. filed as Exhibit h.1, Exhibit h.2, Exhibit h.3, Exhibit h.4, Exhibit h.5, Exhibit h.6, Exhibit h.7, Exhibit h.8, Exhibit h.9 and Exhibit h.10, respectively, to the Registration Statement previously filed on Form N-2 (File No. 333-179887).

Item 27:	Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$133,717
Financial Industry Regulatory Authority, Inc. Fees	75,500
Printing and Postage Expenses	341,847
Legal Fees	450,000
New York Stock Exchange Fees	30,000
Accounting Expenses	20,000
Transfer Agent Fees	3,000
Marketing Expenses	25,000
Miscellaneous Expenses	7,270

Total*	1,086,334

*	Estimated expenses. The expenses set forth above include the expenses associated with the issuance and distribution of the Fund’s Common Shares of beneficial interest whose offering was registered pursuant to the Fund’s Registration Statement on Form N-2 (File No. 333-179887).

Item 28:	Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29:	Number of Holders of Securities

At April 30, 2012:

Title of Class	Number of Record Holders
Common Shares, par value $0.00001	1

Item 30:	Indemnification

Reference is made to Article VIII, Sections 1 through 4, of the Registrant’s Amended and Restated Agreement and Declaration of Trust, previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-179887).

The Form of Underwriting Agreement filed herewith provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify others, their directors or trustees, officers, agents, affiliates and persons who control them against certain liabilities in connection with the offering as described herein, including certain liabilities under the federal securities laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Reference is made to section 9.4 of the Form of Master Agreement Among Underwriters previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-179887).

Reference is made to section 3 of the Form of Structuring Fee Agreement with Morgan Stanley & Co. LLC previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-179887).

Reference is made to section 3 of the Form of Syndication Fee Agreement with Morgan Stanley & Co. LLC previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-179887).

Reference is made to section 3 of the Form of Structuring Fee Agreement with Citigroup Global Markets Inc. previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-179887).

Reference is made to section 3 of the Form of Structuring Fee Agreement with UBS Securities LLC previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-179887).

Reference is made to section 3 of the Form of Structuring Fee Agreement with Wells Fargo Securities, LLC previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-179887).

Reference is made to section 6 of the Form of Structuring Fee Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-179887).

Reference is made to section 7 of the Form of Structuring Fee Agreement with Barclays Capital Inc. previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-179887).

Item 31:	Business and Other Connections of Investment Adviser

Descriptions of the business of Allianz Global Investors Fund Management LLC, the Registrant’s investment manager (the “Investment Manager”), and Pacific Investment Management Company LLC, the Registrant’s portfolio manager, are set forth under the captions “Investment Manager” and “Portfolio Manager” under “Management of the Fund” in both the Prospectus and Statement of Additional Information forming part of this Registration Statement. The Investment Manager is a Delaware limited liability company. The list required by this Item 31 of executive officers and directors of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Investment Manager and such executive officers and directors during the past two years, is incorporated by reference to Form ADV (SEC File No. 801-57798) filed by the Investment Manager pursuant to the Investment Advisers Act of 1940, as amended. The following sets forth business and other connections of each director and executive officer (and persons performing similar functions) of Pacific Investment Management Company LLC.

Pacific Investment Management Company LLC

840 Newport Center Drive, Suite 100

Newport Beach, CA 92660

Name	Position with PIMCO	Other Connections
Amey, Mike	Managing Director
Arnold, Tammie J.	Managing Director

Name	Position with PIMCO	Other Connections
Baker, Brian P.	Managing Director	Director, PIMCO Asia Pte Ltd. and PIMCO Asia Limited (Hong Kong)

Balls, Andrew T.	Managing Director

Benz II, William R.	Managing Director

Bhansali, Vineer	Managing Director

Bodereau, Phillippe	Managing Director

Bosomworth, Andrew	Managing Director

Bridwell, Jennifer S.	Managing Director

Callin, Sabrina C.	Managing Director	Acting Head of PIMCO Advisory; and Vice President, StocksPLUS Management, Inc.

Cupps, Wendy W.	Managing Director

Dada, Suhail H.	Managing Director

Dawson, Craig A.	Managing Director	Director, PIMCO Europe Ltd.

De Leon, Bill	Managing Director

Dialynas, Chris P.	Managing Director

Durham, Jennifer E.	Managing Director and Chief Compliance Officer	Chief Compliance Officer, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT

El-Erian, Mohamed A.	Managing Director, Chief Executive Officer and Co- Chief Investment Officer	Senior Vice President, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly President and CEO of Harvard Management Co.

Flattum, David C.	Managing Director and General Counsel	Chief Legal Officer, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT

Gomez, Michael	Managing Director

Gross, William H.	Managing Director, Chief Investment Officer and Executive Committee Member	Director and Vice President, StocksPLUS Management, Inc., Senior Vice President of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT

Harris, Brent Richard	Managing Director and Executive Committee Member	Director and President, StocksPLUS Management, Inc., Trustee, Chairman and President of PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Trustee, Chairman and Senior Vice President, PIMCO Equity Series and PIMCO Equity Series VIT. Director, PIMCO Luxembourg S.A. and PIMCO Luxembourg II

Hodge, Douglas M.	Managing Director and Chief Operating Officer

Trustee and Senior Vice President, PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Senior Vice President, PIMCO Equity Series and PIMCO Equity Series VIT; Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Europe Ltd., PIMCO Asia Pte Ltd., PIMCO Australia Pty Ltd, PIMCO Japan Ltd. and PIMCO Asia

Name	Position with PIMCO	Other Connections
Limited (Hong Kong)

Holden, Brent L.	Managing Director

Hong, Ki Myung	Managing Director	Formerly Vice Chairman of Asia Pacific, Bank of America Merrill Lynch

Ivascyn, Daniel J.	Managing Director

Jacobs IV, Lew W.	Managing Director

Kashkari, Neel T.	Managing Director	Trustee and President, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly Interim Assistant Secretary for Financial Stability, Assistant Secretary for International Economics and Senior Advisor to Secretary Paulson, United States Department of Treasury

Kiesel, Mark R.	Managing Director

Lahr, Chuck	Managing Director

Lown, David C.	Managing Director

Masanao, Tomoya	Managing Director

Mather, Scott A.	Managing Director

Mattu, Ravi K.	Managing Director	Formerly, Head of Research and Strategy, Citadel Securities.

McDevitt, Joseph V.	Managing Director	Director and Chief Executive Officer, PIMCO Europe Limited

Mead, Robert	Managing Director

Mewbourne, Curtis A.	Managing Director

Miller, John M.	Managing Director

Mogelof, Eric	Managing Director

Moore, James F.	Managing Director

Ongaro, Douglas J.	Managing Director

Otterbein, Thomas J.	Managing Director

Parikh, Saumil H.	Managing Director

Ravano, Emanuele	Managing Director

Rodosky, Stephen A.	Managing Director

Seidner, Marc Peter	Managing Director

Short, Jonathan D.	Managing Director

Simon, W Scott	Managing Director

Stracke, Christian	Managing Director

Strelow, Peter G.	Managing Director

Takano, Makoto	Managing Director	Director and President, PIMCO Japan Ltd.

Wang, Qi	Managing Director

Wilson, Susan L.	Managing Director

Worah, Mihir P.	Managing Director

Item 32:	Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Allianz Global Investors Fund Management LLC, 1633 Broadway, New York, New York 10019, and Pacific

Investment Management Company LLC, 840 Newport Center Drive, Suite 100, Newport Beach, California 92660 or the Registrant’s custodian, State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

Item 33:	Management Services

Not applicable.

Item 34:	Undertakings

1. Registrant undertakes to suspend the offering of its Common Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	Not applicable.

5.	The Registrant undertakes that:

a. For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

b. For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust of PIMCO Dynamic Income Fund (the “Fund”) is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Fund by any officer of the Fund as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Fund or shareholders of the Fund individually, but are binding only upon the assets and property of the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 24th day of May, 2012.

PIMCO DYNAMIC INCOME FUND

By:	/S/ BRIAN S. SHLISSEL
Name:	Brian S. Shlissel
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Capacity	Date

/S/ BRIAN S. SHLISSEL	President & Chief Executive Officer	May 24, 2012
Brian S. Shlissel

/S/ LAWRENCE G. ALTADONNA	Treasurer and Principal Financial and Accounting Officer	May 24, 2012
Lawrence G. Altadonna

DEBORAH A. DECOTIS*	Trustee	May 24, 2012
Deborah A. DeCotis

BRADFORD K. GALLAGHER*	Trustee	May 24, 2012
Bradford K. Gallagher

JAMES A. JACOBSON*	Trustee	May 24, 2012
James A. Jacobson

HANS W. KERTESS*	Trustee	May 24, 2012
Hans W. Kertess

JOHN C. MANEY*	Trustee	May 24, 2012
John C. Maney

WILLIAM B. OGDEN, IV*	Trustee	May 24, 2012
William B. Ogden, IV

ALAN RAPPAPORT*	Trustee	May 24, 2012
Alan Rappaport

*By:	/S/ BRIAN S. SHLISSEL
Brian S. Shlissel Attorney-In-Fact
Date: May 24, 2012

INDEX TO EXHIBITS

Exhibit	Exhibit Name

(l)	Opinion and Consent of Ropes & Gray LLP.

(n)	Consent of Registrant’s independent registered public accounting firm.